Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Receivables (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Beginning balance	$ 347.0	$ 246.6	$ 325.3
Reversal/Write-off	(15.5)	100.4	(78.5)
Effect of exchange rate changes	0.1	0.0	(0.2)
Ending balance	$ 331.6	$ 347.0	$ 246.6